Trade Notes and Accounts Receivable [Tables]	12 Months Ended
Mar. 31, 2011
Trade Notes and Accounts Receivable (Tables) [Abstract]
Receivables

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Trade notes	¥84,372	¥82,954	$1,016,530
Accounts receivable	461,132	379,680	5,555,807

Total	545,504	462,634	6,572,337

Long-term trade receivables	186,316	150,972	2,244,771

Total trade receivables	731,820	613,606	8,817,108

Less: total allowance	(15,793)	(14,941)	(190,277)

Net trade receivables	¥716,027	¥598,665	$8,626,831

Allowance for Credit losses of financing receivables

		Thousands of
	Millions of yen	U.S. dollars
	2011	2011
Balance at March 31, 2010	¥7,550	$90,964
Provision	2,277	27,433
Charge-offs	(1,855)	(22,349)
Other	(498)	(6,000)

Balance at March 31, 2011	¥7,474	$90,048

Lease receivables

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Minimum lease payments receivable	¥209,723	¥166,983	$2,526,783
Unearned income	(20,035)	(16,078)	(241,385)

Net lease receivables	¥189,688	¥150,905	2,285,398

Components of securitized trade receivables and other assets managed

			Thousands of
	Millions of yen		U.S. dollars
	2011	2010	2011
Total amount of trade receivables that are managed and securitized	¥731,820	¥635,610	$8,817,108
Assets transferred	—	(22,004)	—

Total amount of trade receivable on balance sheet	¥731,820	¥613,606	$8,817,108

Fair value of retained interests related to securitization transactions

2010
Weighted-average life	23 months
Prepayment speed over the life	0.6%
Expected credit losses over the life	5.6%